Investments in Joint Ventures (Details Narrative) $ in Thousands		1 Months Ended					3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
		Jun. 30, 2020	Apr. 30, 2020 USD ($)	Feb. 28, 2020	Dec. 31, 2019 USD ($)	May 31, 2016 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2006 USD ($)	Jun. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) a integer	Dec. 31, 2019 USD ($) integer	Dec. 31, 2018 USD ($)	Dec. 31, 2017	Dec. 31, 2016 USD ($)	May 04, 5018	Jun. 26, 2020 USD ($)	Apr. 28, 2020 USD ($)	Feb. 14, 2020 USD ($)	Dec. 23, 2019 ft² integer	Dec. 20, 2019 ft² integer	Jul. 31, 2019 USD ($) ft² a integer	Jun. 26, 2019 USD ($) integer	Mar. 13, 2019 USD ($)	Dec. 24, 2018 a	May 04, 2018 USD ($)	Jan. 27, 2018 USD ($)	Sep. 28, 2017 USD ($) integer	Apr. 26, 2016 ft² a	Oct. 04, 2006 a
Company's share of the profit (loss) of the joint venture											$ 11,722	$ 15,678	$ 123,088
Joint Venture consolidated retained earnings					$ (4,127)						(8,278)	(4,127)
Cash contribution											12,315	73,529	$ 71,007
Difference between capital recorded by the Company and the joint ventures											7,778
Bryant Street and MRP
Loan guarantee amount					$ 26,000							$ 26,000
Loan guarantee term												48 months
Loan guarantee description												The Company and MRP guaranteed $26 million of the loan in exchange for a 1% lower interest rate. The Company and MRP have a side agreement limiting the Company’s guarantee to its proportionate ownership. The value of the guarantee was calculated at $1.9 million based on the present value of the 1% interest savings over the anticipated 48 month term. This amount is included as part of the Company’s investment basis and is amortized to expense over the 48 months.
Loan guarantee interest savings					1.00%							1.00%
Loan guarantee present value					$ 1,900							$ 1,900
BC FRP Realty, LLC Debt
Construction financing																												$ 17,250
Interest rate over LIBOR														2.50%
Outstanding balance											12,127
Buildings | integer																												4
Eagle BankRiverFront Holdings II, LLC
Interest rate over LIBOR													3.25%
Outstanding balance											65,070
Loan commitment																										$ 71,000
Loan description													The loan is interest only and matures in 36 months with a 12 month extension assuming completion of construction and at least one occupancy. There is a provision for an additional 60 months extension with a 30 year amortization of principal at 2.15% over 7 year US Treasury Constant if NOI is sufficient for a 9% yield.
Bryant Street Partnerships Construction Loan
Interest rate over LIBOR												2.25%
Outstanding balance											74,923
Loan commitment																								$ 132,000
Loan description												The loan matures March 13, 2023 with up to two extension of one year each upon certain conditions.
Amortization of guarantee liability											$ 471	$ 373
Bryant Street Partnerships Construction Loan Extension 1
Debt service coverage																								1.1
Loan-to-value																								65.00%
Bryant Street Partnerships Construction Loan Extension 2
Debt service coverage																								1.25
Loan-to-value																								65.00%
1800 Half Street Construction Loan
Construction financing																	$ 74,000
Interest rate over LIBOR		2.25%
1800 Half Street Construction Loan extension
Loan extension fee																	0.25%
Debt Yield for extension		9.90%
Amortization schedule		30 years
408 Jackson Construction Loan
Construction financing																		$ 36,000
Interest rate over LIBOR			2.00%
Interest only period			4 years
Principal and interest payment			$ 18
408 Jackson Construction Loan extension
Debt service coverage																		1.2
Loan-to-value																		60.00%
Loan extension fee																		0.10%
Vulcan
Joint venture percentage stake																														50.00%
Acres conributed | a																														553
Vulcan leasehold interest | a																														3,443
FRP additional contribution for land								$ 3,018
Additional land acquired | a																														288
St Johns Properties JV Joint Venture
Value of land contributed															$ 3,240
Joint venture percentage stake																													50.00%
Acres conributed | ft²																													10
MRP
Other ownership capital contribution													$ 5,600
Development fee													725
DST CS1031 Hickory Creek
Square feet | ft²																						273,940
Land acreage | a																						20.4
No. Single family homes | integer																						294
Buildings | integer																						19
Interest rate																						3.74%
Financing term							10 years
Amortization period							30 years
Financing obtained																						$ 29,672
Interest only period							5 years
Property value																						$ 45,600
Brooksville
Land acreage | a											4,280																			4,300
Joint venture percentage stake					50.00%						50.00%	50.00%																		50.00%
Acres conributed | a																														3,443
Book value of land contribution								2,548
FRP additional contribution for land								$ 3,018
Additional land acquired | a																														288
Company's share of the profit (loss) of the joint venture											$ (39)	$ (42)
BC FRP Realty, LLC
Square feet | ft²																													329,000
Value of land contributed															$ 7,500
Joint venture percentage stake					50.00%						50.00%	50.00%																	50.00%
Distribution received						$ 2,130
Acres conributed | a																													25
Company's share of the profit (loss) of the joint venture											$ (207)	$ (591)
RiverFront Holdings II, LLC
Value of land contributed													16,300
Joint venture percentage stake					80.00%						80.00%	80.00%				80.00%
Book value of land contribution													4,600
Company's share of the profit (loss) of the joint venture	[1]										$ (3,907)	$ (871)
Cash contribution													6,200
Preferred equity financing													$ 13,750
Preferred equity financing interest rate																7.50%
Company's share of preferred interest											$ 286	$ 788
Bryant Street Partnerships
Number of partnerships | integer												4
Land acreage | a																									5
Joint venture percentage stake					61.36%						61.36%	61.36%													61.36%
Company's share of the profit (loss) of the joint venture	[1]										$ (2,130)	$ (573)
Cash contribution												32,000
Preferred equity financing												23,000
Preferred equity financing interest rate																									8.00%
Company's share of preferred interest											1,146	444
Hyde Park
Company's share of the profit (loss) of the joint venture											$ 0	$ 0
Loan commitment																											$ 3,500
Interest rate																											10.00%
Preferred return																											20.00%
No. of homes | integer											126
Principal and interest payment									$ 2,670	$ 1,130
DST Hickory Creek
Joint venture percentage stake					26.65%						26.65%	26.65%										26.65%
Distribution received											$ 339
Company's share of the profit (loss) of the joint venture											339	$ 123
Cash contribution							$ 6,000
Amber Ridge
Company's share of the profit (loss) of the joint venture											$ 0	$ 0
Loan commitment																							$ 18,500
Interest rate																							10.00%
Preferred return																							20.00%
No. of homes | integer																							187
1800 Half Street
Square feet | ft²																					11,246
Joint venture percentage stake					59.73%						61.37%	59.73%
Company's share of the profit (loss) of the joint venture											$ 164	$ 0
Cash contribution					$ 37,300
No. of homes | integer																					344
408 Jackson
Square feet | ft²																				4,700
Joint venture percentage stake																				40.00%
Cash contribution					9,700
No. of homes | integer																				227
Greenville
Joint venture percentage stake																				40.00%
Cash contribution					$ 6,200
No. of homes | integer																				200
Greenville Construction Loan
Construction financing																			$ 22,800
Interest rate over LIBOR				2.25%
Outstanding balance											$ 1,914
Financing term				4 years
Interest rate reduction after certificate of occupancy																			2.05%
Greenville Construction Loan extension 1
Debt service coverage																			1.25
Amortization schedule				30 years

[1]	RiverFront Holdings II, LLC includes $286,000 in 2020 and $788,000 in 2019 for the Company's share of preferred interest. Bryant Street Partnerships includes $1,146,000 in 2020 and $444,000 in 2019 for the Company's share of preferred interest and $471,000 in 2020 and $373,000 in 2019 for amortization of guarantee liability related to the Bryant Street loan.